Cover	9 Months Ended
Sep. 30, 2023
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 3
Entity Registrant Name	Digital Locations, Inc.
Entity Central Index Key	0001407878
Entity Tax Identification Number	20-5451302
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1117 State Street
Entity Address, City or Town	Santa Barbara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93101
City Area Code	(805)
Local Phone Number	456-7000
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	175 South Main Street
Entity Address, Address Line Two	Suite 1410
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84111
City Area Code	801
Local Phone Number	303-5772
Contact Personnel Name	BRUNSON CHANDLER & JONES, PLLC